Condensed Consolidated Statements of Operations (Unadited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
REVENUES
Advertising revenues	$ 158,700		$ 158,700
Hardware revenues	101,325	6,724	110,195	31,166
Hardware revenues - related party	1,196,552	2,011,404	1,196,552	2,853,825
Service related revenues - related party		150,572		454,175	$ 4,929,346	$ 365,068
Software revenues - related party	16,614	33,230	66,456	33,230
Advertising and hardware revenues					84,810	209,461
TOTAL REVENUES	1,473,191	2,201,930	1,531,903	3,372,396	5,014,156	574,529
COST OF REVENUES	1,784,956	1,902,108	1,840,983	2,822,060	4,488,001	309,103
GROSS PROFIT(LOSS)	(311,765)	299,822	(309,080)	550,336	526,155	265,426
EXPENSES
General and administrative	693,830	451,452	1,516,539	749,648	2,153,432	961,339
Research and development	69,772	64,830	219,904	96,899	311,798	127,001
TOTAL EXPENSES	763,502	516,282	1,736,443	846,547	2,465,230	1,088,340
LOSS FROM OPERATIONS	(1,075,267)	(216,460)	(2,045,523)	(296,211)	(1,939,075)	(822,914)
OTHER INCOME (EXPENSE)
Derivative liability expense - insufficient shares				(85,960)	(85,960)
Change in fair value of derivative	2,561		62,418		18,868	152,253
Gain on forgiveness of debt				597,312	597,312	73,562
Loss on settlement of debt	(48,000)		(48,000)		(2,865,234)
Amortization of debt and warrant discount and financing costs	(458,855)		(917,710)		(913,544)	(18,668)
Other income				2,876	2,053	124,788
Interest expense	(298,049)	(386,544)	(552,322)	(738,848)	(1,017,236)	(352,791)
TOTAL OTHER INCOME (EXPENSE)	(802,343)	(386,544)	(1,455,614)	(224,620)	(4,263,741)	(20,856)
LOSS BEFORE INCOME TAXES	(1,877,610)	(603,004)	(3,501,137)	(520,831)	(6,202,816)	(843,770)
Income tax expense
NET LOSS	$ (1,877,610)	$ (603,004)	$ (3,501,137)	$ (520,831)	$ (6,202,816)	$ (843,770)
NET LOSS PER COMMON SHARE
Basic and diluted	$ (0.02)	$ (0.01)	$ (0.04)	$ (0.01)	$ (0.08)	$ (0.01)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
Basic and diluted	98,731,644	77,759,535	95,993,522	77,314,933	80,098,932	72,656,317